Commitments and Contingencies - Company Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1,205	$ 1,337
Short-term lease cost	98	62
Variable lease cost	247	233
Sublease income	(671)
Total lease cost	$ 879	$ 1,632